Nature of Business and Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Golden Bull Limited ("Golden Bull Cayman" or the "Company") is a holding company incorporated on February 17, 2017, under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Point Cattle Holdings Limited ("Golden Bull BVI"). Golden Bull BVI is also a holding company holding all of the outstanding share capital of Point Cattle Group Company Limited ("Golden Bull HK"). Golden Bull HK is also a holding company holding all of the outstanding equity of Shanghai Fuyu Information and Technology Co., Ltd. ("Golden Bull WFOE").

The Company, through its variable interest entity ("VIE"), Shanghai Dianniu Internet Finance Information Service Co. Ltd. ("Shanghai Dianniu"), is engaged in providing services for online marketplace connecting borrowers and lenders, and, through its VIE, Shanghai Baoxun Advertisement Design Co. Ltd. ("Shanghai Baoxun"), intends to engage in design and production of online advertisement and marketing survey services for online marketplace. The Company's headquarter is located in the city of Shanghai, in the People's Republic of China (the "PRC" or "China"). All of the Company's business activities are carried out by Shanghai Dianniu. Shanghai Baoxun currently does not have any operations as of the date hereof.

In 2018, Shanghai Youwang Vehicle Rental Limited ("Shanghai Youwang") and Shanghai Xingjiuhao Network Technology Limited ("Shanghai Xingjiuhao" or the "Xingjiuhao") were established as subsidiaries of Shanghai Dianniu. Shanghai Youwang intends to engage in vehicle sales, vehicle rental, providing consultation and services in the field of automotive technology. Xingjiuhao is going to engage in production and sales for Internet of Things ("IoT") technology and technical consulting. Both Shanghai Youwang and Xingjiuhao do not have any operations as of the date hereof since their incorporations.

On June 8, 2017, Golden Bull Cayman completed its reorganization of entities under the common control of three shareholders, who collectively owned a majority of the equity interests of Golden Bull Cayman prior to the reorganization. Golden Bull Cayman, Golden Bull BVI, and Golden Bull HK, were established as the holding companies of Golden Bull WFOE. Golden Bull WFOE is the primary beneficiary of Shanghai Dianniu and Shanghai Baoxun, and all of these entities included in Golden Bull Cayman are under common control, which results in the consolidation of Shanghai Dianniu and Shanghai Baoxun which have been accounted for as a reorganization of entities under common control at carrying value. The financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Golden Bull Cayman.

On June 3, 2019, Golden Bull USA was incorporated in the State of New York, which is a wholly owned subsidiary of Golden Bull Limited. Golden Bull USA is our principal office and we plan to develop car rental business through Golden Bull USA.

On April 8, 2020, Golden Bull Limited entered into an Instrument of Transfer with Mr. Ching Yeh to acquire his 100% of the ownership interest (10,000 shares) in XMAX Chain Limited ("XMAX") for HKD 10,000 (HKD 1.00 per one share). After the acquisition, XMAX became a wholly owned subsidiary of Golden Bull Limited. XMAX is a Hong Kong company, engaging bitcoin mining business and was incorporated on March 21, 2018.

Contractual Arrangements

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and lenders) and marketing survey services for online marketplace, is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in internet-based businesses, subject to certain exceptions, and any such foreign investor must have experience in providing internet-based businesses services overseas and maintain a good track record in accordance with the Guidance Catalog of Industries for Foreign Investment promulgated in 2007, as amended in 2011, 2015 and 2017, respectively, and other applicable laws and regulations. The Company is a Cayman Islands company and Golden Bull WFOE (its PRC subsidiary) is considered a foreign invested enterprise. To comply with these regulations, the Company conducts the majority of its activities in PRC through Shanghai Dianniu and Shanghai Baoxun (its consolidated VIEs). As such, Shanghai Dianniu and Shanghai Baoxun are controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements are a series of five agreements (collectively the "Contractual Arrangements") which significant terms are as follows:

Contractual Agreements with Shanghai Dianniu

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between Golden Bull WFOE and Shanghai Dianniu, as amended, Golden Bull WFOE is engaged as exclusive provider of management consulting services to Shanghai Dianniu. For such services, the Shanghai Dianniu agrees to pay service fees determined based on 93.2% of its net income to Golden Bull WFOE or Golden Bull WFOE has obligation to absorb 93.2% of Shanghai Dianniu's losses.

The technical consultation and services agreement, as amended, remains in effect for 20 years until June 7, 2037. The agreement can be extended only if Golden Bull WFOE gives its written consent of extension of the agreement before the expiration of the agreement and Shanghai Dianniu shall agree to the extension without reserve.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Golden Bull WFOE and Shanghai Dianniu, as amended, Golden Bull WFOE has the exclusive right to provide Shanghai Dianniu with technical support, business support and related consulting services, including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Golden Bull WFOE is entitled to a service fee that equals to 93.2% of the net income of Shanghai Dianniu determined by U.S. GAAP. The service fees may be adjusted based on the services rendered by Golden Bull WFOE in that month and the operational needs of Shanghai Dianniu.

The business cooperation agreement, as amended, remains in effect until and unless Golden Bull WFOE commits gross negligence, or a fraudulent act, against Shanghai Dianniu. Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Dianniu at any time.

Equity Option Agreements

Pursuant to the equity option agreements, as amended, among the shareholders who collectively own 93.2% of Shanghai Dianniu (the "Participating Shareholders"), Shanghai Dianniu and Golden Bull WFOE, Shanghai Dianniu Participating Shareholders jointly and severally grant Golden Bull WFOE an option to purchase their equity interests in Shanghai Dianniu. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of Shanghai Dianniu, the Participating Shareholders of Shanghai Dianniu are required to immediately return any amount in excess of the registered capital to Golden Bull WFOE or its designee of Golden Bull WFOE. Golden Bull WOFE may exercise such option at any time until it has acquired all equity interests of Shanghai Dianniu, and freely transfer the option to any third party. The agreements will terminate at the date on which all of the Participating Shareholders' equity interests of Shanghai Dianniu has been transferred to Golden Bull WFOE or its designee.

Equity Pledge Agreements

Pursuant to the equity pledge agreements, as amended, among the Participating Shareholders of Shanghai Dianniu and Golden Bull WFOE, such Participating shareholders pledge 93.2% of the equity interests in Shanghai Dianniu to Golden Bull WFOE as collateral to secure the obligations of Shanghai Dianniu under the exclusive consulting services and operating agreement. The Participating Shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Golden Bull WFOE's interests, without Golden Bull WFOE's prior approval. In the event of default, Golden Bull WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of Shanghai Dianniu. The agreement will terminate at the date the Participating Shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, among the Participating Shareholders of Shanghai Dianniu and Golden Bull WFOE, Shanghai Dianniu's Participating Shareholders have given Golden Bull WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Shanghai Dianniu and to exercise all of their rights as shareholders of Shanghai Dianniu, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in Shanghai Dianniu. In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Dianniu whether or not Shanghai Dianniu incurs loss and agrees not to request repayment if Shanghai Dianniu is unable to do so. The agreements shall remain in effect for 20 years until June 7, 2037.

Contractual Agreements with Shanghai Baoxun

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement and the business cooperation agreement between Golden Bull WFOE and Shanghai Baoxun, Golden Bull WFOE is engaged as exclusive provider of management consulting services to Shanghai Baoxun. For such services, the Shanghai Baoxun agrees to pay service fees determined based on all of its net income to Golden Bull WFOE or Golden Bull WFOE has obligation to absorb all of Shanghai Baoxun's losses.

The technical consultation and services agreement remain in effect for 20 years until June 7, 2037. The technical consultation and services agreement can be extended only if Golden Bull WFOE gives its written consent of extension of the agreement before the expiration of the agreement and Shanghai Baoxun shall agree to the extension without reserve.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Golden Bull WFOE and Shanghai Baoxun, Golden Bull WFOE has the exclusive right to provide Shanghai Baoxun with technical support, business support and related consulting services, including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Golden Bull WFOE will be entitled to a service fee that equals to 100% of the net income of Shanghai Baoxun determined by U.S. GAAP. The service fees may be adjusted based on the services rendered by Golden Bull WFOE in that month and the operational needs of Shanghai Baoxun.

The business cooperation agreement remains in effect until and unless Golden Bull WFOE commits gross negligence, or a fraudulent act, against Shanghai Baoxun. Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Baoxun at any time.

Equity Option Agreements

Pursuant to the equity option agreement between the shareholders of Shanghai Baoxun and Golden Bull WFOE, Shanghai Baoxun shareholders jointly and severally grant Golden Bull WFOE an option to purchase their equity interests in Shanghai Baoxun. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of Shanghai Baoxun, the shareholders of Shanghai Baoxun are required to immediately return any amount in excess of the registered capital to Golden Bull WFOE or its designee of Golden Bull WFOE. Golden Bull WOFE may exercise such option at any time until it has acquired all equity interests of Shanghai Baoxun, and freely transfer the option to any third party. The agreement will terminate at the date on which all of the shareholders' equity interests of Shanghai Baoxun has been transferred to Golden Bull WFOE or its designee.

Equity Pledge Agreements

Pursuant to the equity pledge agreement between the shareholders of Shanghai Baoxun and Golden Bull WFOE, such shareholders pledge all of their equity interests in Shanghai Baoxun to Golden Bull WFOE as collateral to secure the obligations of Shanghai Baoxun under the exclusive consulting services and operating agreement. The shareholders may not transfer or assign transfer or assign the pledged equity interests or incur or allow any encumbrance that would jeopardize Golden Bull WFOE's interests, without Golden Bull WFOE's prior approval. In the event of default, Golden Bull WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of Shanghai Baoxun. The agreement will terminate at the date the shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreement between the shareholders of Shanghai Baoxun and Golden Bull WFOE, Shanghai Baoxun's shareholders have given Golden Bull WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Shanghai Baoxun and to exercise all of their rights as shareholders of Shanghai Baoxun, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in Shanghai Baoxun. In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Baoxun whether or not Shanghai Baoxun incurs loss and agrees not to request repayment if Shanghai Baoxun is unable to do so. The agreement shall remain in effect for 20 years until June 7, 2037.

Based on the foregoing contractual arrangements, which grant Golden Bull WFOE effective control of Shanghai Dianniu obligate Golden Bull WFOE to absorb 93.2% of the risk of loss from their activities, enable Golden Bull WFOE to receive 93.2% of their expected residual returns, and grant Golden Bull WFOE effective control of Shanghai Baoxun obligate Golden Bull WFOE to absorb all of the risk of loss from their activities, and enable Golden Bull WFOE to receive all of their expected residual returns, the Company accounts for Shanghai Dianniu and Shanghai Baoxun as a VIEs. Accordingly, the Company consolidates the accounts of Shanghai Dianniu for the periods presented herein and Shanghai Baoxun from February 22, 2017, the date of which Shanghai Baoxun becomes under common control, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission ("SEC"), and Accounting Standards Codification ("ASC") 810-10, Consolidation.

The accompanying consolidated financial statements reflect the activities of Golden Bull Cayman and each of the following entities:

Name	Background	Ownership
Golden Bull BVI	● A British Virgin Islands company ● Incorporated on February 27, 2017	100%
Golden Bull HK	● A Hong Kong company ● Incorporated on January 24, 2017	100% owned by Golden Bull BVI
Golden Bull USA	● A USA company ● Incorporated on June 3, 2019	100% owned by Golden Bull Limited
Golden Bull WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") ● Incorporated on June 8, 2017	100% owned by Golden Bull HK
Shanghai Dianniu	● A PRC limited liability company ● Incorporated on November 17, 2015 ● Services for online marketplace connecting borrowers and lenders.	VIE of Golden Bull WFOE
Shanghai Baoxun	● A PRC limited liability company ● Incorporated on January 22, 2016 ● Design and production of online advertisement and marketing survey services for online marketplace.	VIE of Golden Bull WOFE
Shanghai Youwang	● A PRC limited liability company ● Incorporated on April 4, 2018 ● Vehicle sales, vehicle rental, providing consultation and services in the field of automotive technology.	100% owned by Dianniu
Shanghai Xingjiuhao	● A PRC limited liability company ● Incorporated on October 22, 2018 ● Production and sales for Internet of Things technology and technical consulting.	100% owned by Dianniu
XMAX Chain Limited	● A Hong Kong company ● Acquired on April 8, 2020	100% owned by Golden Bull Limited

Peer to peer lending business

In October 2019, the Company temporarily suspended operation of Shanghai Dianniu, which provides services for online marketplace connecting borrowers and lenders. With the policy change of PRC government, it becomes more difficult to restart the business in its original form. The Company is still considering its finance related business in different manners consistent with the PRC regulation.

Shanghai Dianniu is the only operating entity of the group during 2017 to 2019, contributing to all the revenue of the Company. Other than Shanghai Dianniu, the Company's van rental and bitcoin mining businesses placed deposits for purchase of fixed assets. As of December 31, 2019, 2018 and 2017 the relevant deposits for fixed assets amounted to US$3,356,277, US$2,482,592, US$nil, respectively. Related cash flows (investing activities) for the years ended December 31, 2019, 2018 and 2017 are payments for deposits for fixed assets of US$916,167, US$2,580,632 and US$nil, respectively.

The peer to peer lending business was the sole operation of the Company for the years 2017 to 2019 and cannot be distinguished from the rest of the Company. As such, the Company's only operation does not meet the definition of a component of an entity as contemplated in ASC 205-20, and cannot be reported in discontinued operations in the Company's financial statements. However, the Company already applied the measurement requirements in ASC 360-10 Impairment and Disposal of Long-Lived Assets to write-off and impair assets related to the peer to peer lending business.